S000001571 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2500™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.91%	7.26%	10.40%
Class M
Prospectus [Line Items]
Average Annual Return, Percent	5.38%	5.10%	8.27%
Class S
Prospectus [Line Items]
Average Annual Return, Percent	5.24%	5.00%	8.17%
Class S | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.13%	4.92%	8.10%
Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.19%	3.89%	6.67%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	4.22%	3.96%	7.09%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(1.08%)	3.48%	7.23%